Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(In thousands)	2014	2013

Land and land improvements	$3,256	$3,256
Leasehold improvements	56	56
Office buildings	10,605	10,391
Furniture, fixtures and equipment	4,867	4,620
	18,784	18,323
Less accumulated depreciation	8,576	7,976

Totals	$10,208	$10,347